Segment information - Schedule of asset and income by segment (Details) - Reportable segments [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Biopharmaceutical [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	$ 6,478,353	$ 8,620,407
Non-current assets	4,682,556	5,066,477
Current liabilities	6,058,294	6,678,992
Interest expense (income)	1,219	(14,695)
Total operating expenses	15,301,638	16,135,899
Net (loss) income	(27,193,407)	(15,473,364)
Strategic Investments [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	0	3,432,340
Non-current assets	0	0
Current liabilities	0	0
Interest expense (income)	(237,303)	(558,196)
Total operating expenses	736	361
Net (loss) income	236,567	557,835
Total Consolidated [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	6,478,353	12,052,747
Non-current assets	4,682,556	5,066,477
Current liabilities	6,058,294	6,678,992
Interest expense (income)	(236,084)	(572,891)
Total operating expenses	15,302,374	16,136,260
Net (loss) income	$ (26,956,840)	$ (14,915,529)